Accruals and Other Current Liabilities (Details) - Schedule of Accruals and Other Current Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedulle of Accruals and Other Current Liabilities [Abstract]
Accrued payroll and welfare expenses	$ 8	$ 5
Accrued professional fee	156	136
Other accruals and payables	68	22
Total	$ 232	$ 163